RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Fair Value	$ 145	$ 1
Designated as a net investment hedge
Derivative [Line Items]
Fair Value	68	13
Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 2,600	$ 3,100
Designated as a net investment hedge | U.S. dollar foreign exchange options (maturing 2021)
Derivative [Line Items]
Fair Value	45	10
Designated as a net investment hedge | U.S. dollar foreign exchange options (maturing 2021) | US$ denominated
Derivative [Line Items]
Notional Amount			2,200	3,000
Designated as a net investment hedge | U.S. dollar cross-currency interest rate swaps (maturing 2022 to 2025)
Derivative [Line Items]
Fair Value	23	3
Designated as a net investment hedge | U.S. dollar cross-currency interest rate swaps (maturing 2022 to 2025) | US$ denominated
Derivative [Line Items]
Notional Amount			$ 400	$ 100
Net realized gains related to the interest component	$ 1	$ 0